Related- Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Apr. 15, 2016	Dec. 31, 2013
Related Party Transaction [Line Items]
Corporate expenses	$ 99,430,000	$ 77,835,000	$ 72,744,000
Direct operating expenses	123,372,000	127,480,000	109,543,000
Proceeds from issuance of common units, net	2,900,000
American Panther
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent (percent)					60.00%
Mid Continent Business
Related Party Transaction [Line Items]
Direct operating expenses	400,000	6,000,000	8,900,000
American Midstream, LLC
Related Party Transaction [Line Items]
Administrative and operational service expenses	89,800,000	98,300,000	95,500,000
General Partner
Related Party Transaction [Line Items]
Revenue from related parties	7,500,000	3,000,000
General Partner | Accrued Expenses and Other Current Liabilities
Related Party Transaction [Line Items]
Due to related party	3,900,000	3,800,000
Affiliated Entity
Related Party Transaction [Line Items]
Management fees revenue	800,000	1,400,000	900,000
Revenue from related parties	3,200,000	3,000,000
Affiliated Entity | Services
Related Party Transaction [Line Items]
Revenue from related parties	3,200,000	2,200,000
Affiliated Entity | Commodity sales
Related Party Transaction [Line Items]
Revenue from related parties		800,000
Affiliated Entity | Other current assets
Related Party Transaction [Line Items]
Net receivable from related party	2,100,000	700,000
Affiliated Entity | American Panther
Related Party Transaction [Line Items]
Corporate expenses	400,000
Direct operating expenses	800,000
Fees incurred	$ 1,200,000
Affiliated Entity | American Panther
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent (percent)	60.00%
Affiliated Entity | Destin and Okeanos Pipelines
Related Party Transaction [Line Items]
Management fees revenue	$ 400,000
Transaction expenses	1,000,000
J P Energy Development L P
Related Party Transaction [Line Items]
Management fees revenue	100,000	600,000	600,000
Monthly fee	50,000
Net receivable from related party		7,900,000
ArcLight
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	2,400,000	2,600,000
Blackwater
Related Party Transaction [Line Items]
Range of outcomes						$ 5,000,000
Accrued expenses				$ 5,000,000
Vice President | CIMA Energy Ltd
Related Party Transaction [Line Items]
Revenue from related parties	3,600,000	6,200,000	10,100,000
Related party transaction, purchases from related party	$ 4,300,000	$ 5,900,000	$ 3,700,000